INTERIM CONDENSED STATEMENT OF CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	Share capital Ordinary shares	Premiums related to share capital	Accumulated other comprehensive income (loss)	Treasury shares	Reserve	Net loss for the period
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2023		47,133,328
Equity at beginning of period at Dec. 31, 2023	€ (1,843)	€ 1,414	€ 312,742	€ 738	€ (228)	€ (276,810)	€ (39,700)
Changes in equity
Net loss for the period	(21,872)						(21,872)
Currency translation adjustments	(2)			(2)
Actuarial gains and losses (IAS 19)	0
Total comprehensive loss	(21,874)			(2)			(21,872)
Allocation of prior period loss	0					(39,700)	39,700
Capital increase	0	€ 9				(9)
Subscription of warrants	0		0			0
Share based payment	1,940					1,940
Number of shares outstanding at end of period (in shares) at Jun. 30, 2024		47,426,851
Equity at end of period at Jun. 30, 2024	(21,777)	€ 1,423	312,743	736	(228)	(314,578)	(21,872)
Changes in equity
Capital increase (in shares)		293,523
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2024		47,426,851
Equity at beginning of period at Dec. 31, 2024	(65,704)	€ 1,423	312,743	712	(228)	(312,221)	(68,132)
Changes in equity
Net loss for the period	(5,383)						(5,383)
Currency translation adjustments	(26)			(26)
Actuarial gains and losses (IAS 19)	0
Total comprehensive loss	(5,409)			(26)			(5,383)
Allocation of prior period loss	0					(68,132)	68,132
Capital increase	0	€ 24				(24)
Subscription of warrants	0
Share based payment	2,161					2,161
Number of shares outstanding at end of period (in shares) at Jun. 30, 2025		48,236,671
Equity at end of period at Jun. 30, 2025	€ (68,952)	€ 1,447	€ 312,743	€ 686	€ (228)	€ (378,217)	€ (5,383)
Changes in equity
Capital increase (in shares)		809,820